Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Detail) $ in Thousands	12 Months Ended
	Mar. 31, 2020 CNY (¥)		Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Goodwill [Line Items]
Goodwill, Gross, Beginning balance	¥ 1,664,889,000
Accumulated impairment loss, Beginning balance	(96,236,000)
Goodwill, Net, Beginning balance	1,568,653,000
Transaction during the year
Goodwill impairment	(1,382,149,000)		$ (195,197)
Goodwill, Gross, Ending balance	1,664,889,000			¥ 1,664,889,000
Accumulated impairment loss, Ending balance	(1,478,385,000)			(96,236,000)
Goodwill, Net, Ending balance	186,504,000		$ 26,339	1,568,653,000
Cross-border Business
Goodwill [Line Items]
Goodwill, Gross, Beginning balance	96,236,000
Accumulated impairment loss, Beginning balance	(96,236,000)
Transaction during the year
Goodwill, Gross, Ending balance	96,236,000			96,236,000
Accumulated impairment loss, Ending balance	(96,236,000)			(96,236,000)
Domestic Business
Goodwill [Line Items]
Goodwill, Gross, Beginning balance	1,568,653,000
Goodwill, Net, Beginning balance	1,568,653,000
Transaction during the year
Goodwill impairment	(1,382,149,000)	[1]		0	¥ 0
Goodwill, Gross, Ending balance	1,568,653,000			1,568,653,000
Accumulated impairment loss, Ending balance	(1,382,149,000)
Goodwill, Net, Ending balance	¥ 186,504,000			¥ 1,568,653,000

[1]	Goodwill impairment